Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 159	$ 49	$ 67
Stock-Based Compensation Costs Capitalized	8	16	20
Total Stock-Based Compensation	167	65	87
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	14	11	9
Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	26	0	0
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	56	19	15
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	48	23	34
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 15	$ (4)	$ 9